WARRANTS (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 11, 2015	Oct. 26, 2015	Dec. 31, 2015
WARRANTS
Fair value of Warrants		$ 16,378
Fair value assumptions and methodology for Warrants
Exercise price (per share)	$ 28.08	$ 24.48
Risk-free interest rate (as a percent)	0.935%	0.672%
Dividend yield (as a percent)			0.00%
Time to maturity (in years)	2 years	2 years
Expected volatility (as a percent)	65.13%	67.24%
Warrants issued			$ 16,378
Fair value change of the Warrants included in earnings			(8,887)
Ending balance			$ 25,265
Minimum
Fair value assumptions and methodology for Warrants
Exercise price (per share)			$ 24.48
Risk-free interest rate (as a percent)			1.036%
Time to maturity (in years)			1 year 9 months 26 days
Expected volatility (as a percent)			63.38%
Maximum
Fair value assumptions and methodology for Warrants
Exercise price (per share)			$ 28.08
Risk-free interest rate (as a percent)			1.057%
Time to maturity (in years)			1 year 11 months 12 days
Expected volatility (as a percent)			63.88%
Senior secured term loan | Syndicated loan agreement arranged by Credit Suisse
WARRANTS
Face value of the loan		$ 180,000
Loan term (in years)		2 years
Maximum number of common stock could be purchased by Warrants	940,171	1,348,040
Exercise price of warrant (in dollars per share)	$ 28.08	$ 24.48